Derivative Warrant Liabilities (Tables)	12 Months Ended
Mar. 31, 2025
Derivative Warrant Liabilities [Abstract]
Schedule of Private Warrants	The Company utilizes a Black-Scholes options valuation model to value the private warrants at each reporting period, using the following main assumptions:
	Warrant Inputs at March 31, 2025	Warrant Inputs at March 31, 2024
Share price	$4.78	$681.44
Expected dividend yield	Nil	Nil
Exercise price	$6,874.13	$6,874.13
Risk-free interest rate	4.21%	4.21%
Expected life	4.00	5.00
Expected volatility	59.98%	59.98%
Expiry date	January 25, 2029	January 25, 2029

Schedule of Derivative Warrant Liability

As at March 31, 2025, the derivative warrant liability was $200,096 (March 31, 2024 – $901,608 ) reconciled as follows:

Derivative warrant liability – Public and Private Warrants	Number	Amount ($)
At listing January 25, 2024	21,866	595,358
Fair value loss	-	306,250
Opening balance April 1, 2024	21,866	901,608
Warrant exchange	(1,104)	(6,996)
Fair value gain	-	(694,516)
Balance as at March 31, 2025	20,762	200,096

Schedule of Warrant Transactions

Warrant transactions and the number of warrants outstanding are summarized as follows:

	Public Warrants		Private Warrants
	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price
Balance, April 1, 2023	-	-	-	-
Issued	20,912	$6,874.13	954	$6,874.13
Balance, March 31, 2024	20,912	$6,874.13	954	$6,874.13
Warrant exchange	(1,104)	$6,874.13	-	$6,874.13
Balance, March 31, 2025	19,808	$6,874.13	954	$6,874.13

Schedule of Warrants Outstanding and Exercisable

The following warrants were outstanding and exercisable at March 31, 2025:

Issue Date	Expiry Date	Exercise Price	Number of Warrants Outstanding	Number of Warrants Exercisable
January 25, 2024	January 25, 2029	$6,874.13	20,762	20,762